SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Credit and concentration risk (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographic concentration | Kruh Block operations | Revenue from Contract with Customer, Segment Benchmark
Concentration Risk [Line Items]
Concentration risk (as a percent)	100.00%	100.00%	100.00%